                      Direct Phone: 202.298.1735

                      jeffrey.li@foster.com

August 19, 2020

U.S. Securities and Exchange Commission

Division of Corporation Finance

Office of Telecommunications

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Celeste M. Murphy
Abby Adams
Robert S. Littlepage
Christie Wong

Re:	Oriental Culture Holding LTD

Registration Statement on Form F-1

Filed on August 19, 2020
File No. 333-234654

Ladies and Gentlemen:

On behalf of our client, Oriental Culture Holding LTD, a foreign private issuer organized under the laws of Cayman Islands (the “Company”), we are submitting this letter and filing herewith the Amendment No. 6 to the Registration Statement on Form F-1 (the “Registration Statement”) and certain exhibits via EDGAR to the Commission.

To facilitate your review, we have separately delivered to you a copy of the Amendment No. 6 to the Registration Statement, marked to show changes since our last submission of the Registration Statement.

If you have any questions or further comments regarding to the Registration Statement, please contact me by phone at 202-298-1735 or via e-mail at jeffrey.li@foster.com .

Very truly yours,

/s/ Jeffrey Li
Jeffrey Li

Enclosures

cc:	Yi Shao, Chief Executive Officer and Director of Oriental Culture Holding LTD
Lijia Ni, Chief Financial Officer of Oriental Culture Holding LTD